                                                    ANNUAL REPORT
--------------------------------------------------------------------------------

                     HOTCHKIS AND WILEY VARIABLE TRUST LOGO
                           725 SOUTH FIGUEROA STREET
                                   SUITE 4000
                       LOS ANGELES, CALIFORNIA 90017-5400
                                  800-236-4479

                               INVESTMENT ADVISOR
                               Hotchkis and Wiley
                           725 South Figueroa Street
                                   Suite 4000
                       Los Angeles, California 90017-5400

                                 LEGAL COUNSEL
                           Gardner, Carton & Douglas
                             321 North Clark Street
                            Chicago, Illinois 60610

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                              Milwaukee, WI 53202

                                  DISTRIBUTOR
                       Princeton Funds Distributor, Inc.
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536

                                 ADMINISTRATOR
                               AND TRANSFER AGENT
                       Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                   CUSTODIAN
                          Firstar Bank Milwaukee, N.A.
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                            DECEMBER 31, 1998

                                   LOGO

                  HOTCHKIS AND WILEY VARIABLE TRUST LOGO

                       INTERNATIONAL VIP PORTFOLIO
--------------------------------------------------------------------------------
Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests in international equity securities.

--------------------------------------------------------------------------------
     THIS MATERIAL MUST BE PRECEDED
    OR ACCOMPANIED BY A PROSPECTUS.               HOTCHKIS AND WILEY:
                                                   INVESTMENT ADVISOR

                         HOTCHKIS AND WILEY FUNDS LOGO

   DEAR SHAREHOLDERS:

We are pleased to present to you the annual report of Hotchkis and Wiley Variable Trust International VIP Portfolio for the fiscal year ended December 31, 1998.

The International VIP Portfolio was launched this year, almost it would seem into a maelstrom that swept the world markets. The Asian economic crisis spread to all the emerging markets. The contagion effect made investors spurn the shares of economically cyclical industries. This bout of stock market weakness brought the International VIP Portfolio a rare opportunity to add some cheaply priced stocks to the portfolio. For the six month period ending December 31, 1998, the Portfolio's return at -3.4% lagged the MSCI EAFE Index, which was up 3.7%. Throughout 1998, the same type of stocks dominated performance in the global ex-Asia stock markets. In general, these winning stocks were perceived by investors to be insensitive to economic growth ("non-cyclical") and are in the consumer, technology and utility related areas. Further, the best performers had much larger than average market capitalization. In fact, the very largest companies, the mega-caps, were the dominant drivers of global equity performance. The International VIP Portfolio's strict earnings yield and dividend yield thresholds have made it difficult for us to follow the crowd and pay the sky-high valuation multiples associated with the international equity market leaders.

Between the third and fourth quarters, we saw a complete reversal in the world markets. The flight to quality following the Russian devaluation sparked major credit concerns and investors forsook risk for safer havens. Central bankers in the U.S., Europe, the U.K., China and Hong Kong all eased monetary policies with an eye to avoiding a recession and counteracting the credit contraction. This created a veritable flood of money in the world financial system. As capacity investments waned, there were limited avenues for this new cash, namely stock markets, bonds, bank deposits and financial restructurings. The EAFE Index was up 20.8% in the fourth quarter. This wall of money flowed into the large cap, liquid stocks leaving the rest of the market far behind. The U.K. was the most striking where the ten largest stocks captured virtually all the performance for the calendar year.

The most significant drag on the International VIP Portfolio's performance in the fourth quarter came from stock selection in the ebullient 11 EMU markets, especially in France and Germany, as well as in the U.K. and Japan. The U.K. again proved problematic with its penchant for telecommunications and pharmaceutical stocks. In Japan, the Portfolio had an average weight of 11% vs. 21% for the EAFE Index, which was deleterious given that the yen appreciated by 21% vs. the U.S. dollar in the final quarter.

Equity prices can spiral upward only to the point where earnings are set to go in the opposite direction. At that point, the gap in valuation between the low price-to-book value, high earnings yield stocks and the mega-cap growth stocks should close. The U.K. market has seen perhaps the most extreme form of this behavior, creating the greatest opportunities for finding undervalued stocks. From our perspective, U.K. stocks remained the most attractive and constituted the Portfolio's single largest country weighting at December 31.

As always, we appreciate the trust you place in us. We thank you for your continued support and look forward to reporting to you again in six months.

Sincerely,

NANCY D. CELICK
Nancy D. Celick
President
HOTCHKIS AND WILEY VARIABLE TRUST

The opinions expressed above are as of December 31, 1998. The Portfolio is actively managed and may not continue to hold any specific securities mentioned. Performance and index descriptions follow. Past performance is no guarantee of future performance.

                                     GRAPH

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS..................................     1

STATEMENT OF ASSETS AND LIABILITIES......................     4

STATEMENT OF OPERATIONS..................................     5

STATEMENT OF CHANGES IN NET ASSETS.......................     6

NOTES TO FINANCIAL STATEMENTS............................     7

FINANCIAL HIGHLIGHTS.....................................    11

REPORT OF INDEPENDENT ACCOUNTANTS........................    12

                                      LOGO

                                      LOGO

Schedule of Investments -- December 31, 1998
--------------------------------------------------------------------------------
INTERNATIONAL VIP PORTFOLIO

COMMON STOCKS -- 93.9%                Shares           Value
------------------------------------------------------------
AUSTRALIA -- 6.3%
------------------------------------------------------------
AIRLINES -- 1.4%
 ............................................................
Qantas Airways Limited             2,014,845    $  4,115,712
------------------------------------------------------------
BANKS -- 1.9%
 ............................................................
Australia and New Zealand
  Banking Group, Ltd.                829,085       5,431,621
------------------------------------------------------------
BUILDING MATERIALS -- 1.5%
 ............................................................
Pioneer International, Ltd.        2,000,000       4,232,609
------------------------------------------------------------
INSURANCE -- 1.5%
 ............................................................
QBE Insurance Group, Ltd.          1,038,776       4,301,152
 ..................... ......................     -----------
                                                  18,081,094
Total Australia
------------------------------------------------------------
AUSTRIA -- 0.5%
------------------------------------------------------------
STEEL -- 0.5%
 ............................................................
Boehler - Uddeholm AG                 30,870       1,436,755
 ..................... ......................     -----------
                                                   1,436,755
Total Austria
------------------------------------------------------------
CANADA -- 3.3%
------------------------------------------------------------
BANKS -- 1.2%
 ............................................................
Canadian Imperial Bank of
  Commerce                           135,080       3,341,823
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.0%
 ............................................................
Imasco, Ltd.                         135,510       2,884,881
------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.2%
 ............................................................
Nexfor, Inc.                         106,493         419,455
------------------------------------------------------------
METALS & MINERALS -- 0.8%
 ............................................................
Noranda, Inc.                        244,250       2,425,008
------------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 0.1%
 ............................................................
Canadian Hunter Exploration
  Ltd. #                              61,063         397,542
 ..................... ......................     -----------
                                                   9,468,709
Total Canada
------------------------------------------------------------
FINLAND -- 1.5%
------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 1.5%
 ............................................................
UPM-Kymmene OYJ                      158,780       4,450,400
 ..................... ......................     -----------
                                                   4,450,400
Total Finland
------------------------------------------------------------
FRANCE -- 10.9%
------------------------------------------------------------
AEROSPACE -- DEFENSE -- 1.8%
 ............................................................
Thomson CSF                          119,723       5,140,834
------------------------------------------------------------

                                    Shares         Value
------------------------------------------------------------
BANKS -- 2.9%
 ............................................................
Banque Nationale de Paris             58,596    $  4,824,578
 ............................................................
Societe Generale                      21,380       3,461,792
 ..................... ......................     -----------
                                                   8,286,370
------------------------------------------------------------
BEVERAGES -- 1.4%
 ............................................................
Pernod Ricard SA                      62,215       4,040,606
------------------------------------------------------------
BUILDING MATERIALS -- 1.5%
 ............................................................
Lafarge SA                            46,470       4,414,809
------------------------------------------------------------
CONSUMER DURABLES -- MISCELLANEOUS -- 0.9%
 ............................................................
Societe BIC SA                        47,749       2,648,322
------------------------------------------------------------
OIL-INTERNATIONAL -- 2.4%
 ............................................................
Elf Aquitaine SA                      34,160       3,948,164
Total SA                              30,139       3,052,039
 ..................... ......................     -----------
                                                   7,000,203
 ..................... ......................     -----------
                                                  31,531,144
Total France
------------------------------------------------------------
GERMANY -- 6.6%
------------------------------------------------------------
BANKS -- 1.1%
 ............................................................
Commerzbank AG                       101,170       3,199,273
------------------------------------------------------------
BUILDING MATERIALS -- 1.2%
 ............................................................
Dyckerhoff AG                          4,819       1,335,943
 ............................................................
Friedrich Grohe AG                     7,730       2,040,897
 ..................... ......................     -----------
                                                   3,376,840
------------------------------------------------------------
CHEMICALS -- 1.2%
 ............................................................
Bayer AG                              61,735       2,576,425
 ............................................................
SGL Carbon AG                         15,415         924,980
 ..................... ......................     -----------
                                                   3,501,405
------------------------------------------------------------
CONSUMER DURABLES -- MISCELLANEOUS -- 1.5%
 ............................................................
Buderus AG                             7,215       2,627,931
 ............................................................
Vossloh AG                            55,405       1,629,048
 ..................... ......................     -----------
                                                   4,256,979
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.6%
 ............................................................
VEBA AG                               77,963       4,664,151
 ..................... ......................     -----------
                                                  18,998,648
Total Germany
------------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998
--------------------------------------------------------------------------------
INTERNATIONAL VIP PORTFOLIO

                                    Shares         Value
------------------------------------------------------------
HONG KONG -- 3.0%
------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 1.9%
 ............................................................
Hang Lung Development Company
  Limited                          2,102,000    $  2,251,959
 ............................................................
New World Development Co., Ltd.    1,220,000       3,070,747
 ..................... ......................     -----------
                                                   5,322,706
------------------------------------------------------------
UTILITY -- ELECTRIC -- 1.1%
 ............................................................
Swire Pacific Ltd. Class A           734,500       3,289,811
 ..................... ......................     -----------
                                                   8,612,517
Total Hong Kong
------------------------------------------------------------
IRELAND -- 2.4%
------------------------------------------------------------
FOOD PRODUCERS -- 1.0%
 ............................................................
Greencore Group PLC                  627,720       2,899,758
------------------------------------------------------------
PAPER -- 1.4%
 ............................................................
Jefferson Smurfit Group PLC        2,205,650       3,977,005
 ..................... ......................     -----------
                                                   6,876,763
Total Ireland
------------------------------------------------------------
ITALY -- 3.5%
------------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 1.6%
 ............................................................
ENI SPA                              689,400       4,512,833
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.9%
 ............................................................
Telecom Italia SPA                   557,900       4,767,928
 ............................................................
Telecom Italia SPA -- RNC            117,000         737,519
 ..................... ......................     -----------
                                                   5,505,447
 ..................... ......................     -----------
                                                  10,018,280
Total Italy
------------------------------------------------------------
JAPAN -- 8.8%
------------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.5%
 ............................................................
Nintendo Co., Ltd.                    45,900       4,455,722
------------------------------------------------------------
ELECTRONICS -- 2.1%
 ............................................................
Kyocera Corporation                   85,600       4,530,430
 ............................................................
Sony Corporation                      20,400       1,488,406
 ..................... ......................     -----------
                                                   6,018,836
------------------------------------------------------------
FINANCIAL SERVICES -- 2.3%
 ............................................................
Aiful Corporation                     14,100         857,501
 ............................................................
Promise Company, Ltd.                112,800       5,880,005
 ..................... ......................     -----------
                                                   6,737,506
------------------------------------------------------------

                                    Shares         Value
------------------------------------------------------------
LEISURE/TOYS -- 1.4%
 ............................................................
NAMCO Ltd.                           199,000    $  4,004,702
 ............................................................
STEEL -- 1.5%
 ............................................................
Yodogawa Steel Works, Ltd.         1,166,000       4,403,515
 ..................... ......................     -----------
                                                  25,620,281
Total Japan
------------------------------------------------------------
NETHERLANDS -- 9.4%
------------------------------------------------------------
BANKS -- 1.1%
 ............................................................
ABN AMRO Holding N.V.                154,870       3,257,843
------------------------------------------------------------
CHEMICALS -- 1.6%
 ............................................................
Akzo Nobel N.V.                      103,985       4,734,809
------------------------------------------------------------
ELECTRONICS -- 1.5%
 ............................................................
Koninklijke (Royal) Philips
  Electronics N.V.                    66,136       4,437,866
------------------------------------------------------------
INSURANCE -- MULTI-LINE -- 3.7%
 ............................................................
Fortis (NL) N.V.                      61,930       5,131,879
 ............................................................
ING Groep N.V.                        90,555       5,521,837
 ..................... ......................     -----------
                                                  10,653,716
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.5%
 ............................................................
Koninklijke KPN N.V.                  83,795       4,194,804
 ..................... ......................     -----------
                                                  27,279,038
Total Netherlands
------------------------------------------------------------
NORWAY -- 0.5%
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.5%
 ............................................................
Kvaerner ASA -- Class A               72,490       1,427,156
 ..................... ......................     -----------
                                                   1,427,156
Total Norway
------------------------------------------------------------
SINGAPORE -- 2.1%
------------------------------------------------------------
COMPUTERS -- 2.1%
 ............................................................
Creative Technology Limited #        396,300       5,944,500
 ..................... ......................     -----------
                                                   5,944,500
Total Singapore
------------------------------------------------------------
SPAIN -- 2.4%
------------------------------------------------------------
BANKS -- 1.0%
 ............................................................
Banco Bilbao Vizcaya S.A.            179,850       2,822,564
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.4%
 ............................................................
Telefonica de Espana S.A.             88,190       3,925,112
 ............................................................
Telefonica de Espana
  S.A. -- Bonus Rights #              88,190          78,378
                                                 -----------
                                                   4,003,490
 ..................... ......................     -----------
                                                   6,826,054
Total Spain
------------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998
--------------------------------------------------------------------------------
INTERNATIONAL VIP PORTFOLIO

                                    Shares         Value
------------------------------------------------------------
SWEDEN -- 2.4%
------------------------------------------------------------
BANKS -- 0.9%
 ............................................................
Skandinaviska Enskilda Banken
  AB                                 247,844    $  2,614,259
------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.5%
 ............................................................
Electrolux AB -- Class B             250,510       4,311,252
 ..................... ......................     -----------
                                                   6,925,511
Total Sweden
------------------------------------------------------------
SWITZERLAND -- 6.4%
------------------------------------------------------------
FOOD PRODUCERS -- 1.5%
 ............................................................
Nestle SA "registered"                 1,999       4,351,664
------------------------------------------------------------
MACHINERY & EQUIPMENT -- 2.4%
 ............................................................
Saurer AG "registered"#                4,690       2,800,000
 ............................................................
Sulzer AG "registered"                 6,970       4,242,388
 ..................... ......................     -----------
                                                   7,042,388
------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 2.5%
 ............................................................
Novartis AG "registered"               3,687       7,247,834
 ..................... ......................     -----------
                                                  18,641,886
Total Switzerland
------------------------------------------------------------
UNITED KINGDOM -- 23.9%
------------------------------------------------------------
APPAREL & TEXTILES -- 0.7%
 ............................................................
Coats Viyella PLC                  4,525,450       2,033,064
------------------------------------------------------------
BANKS -- 4.2%
 ............................................................
Lloyds TSB Group PLC                 433,277       6,149,505
 ............................................................
National Westminster Bank PLC        317,410       6,115,820
 ..................... ......................     -----------
                                                  12,265,325
------------------------------------------------------------
BUILDING MATERIALS -- 2.1%
 ............................................................
Hanson PLC                           777,000       6,144,247
------------------------------------------------------------
CHEMICALS -- 2.6%
 ............................................................
BOC Group PLC                        266,563       3,903,085
 ............................................................
Laporte PLC                          469,810       3,642,786
 ..................... ......................     -----------
                                                   7,545,871
------------------------------------------------------------
DIVERSIFIED -- 1.3%
 ............................................................
Cookson Group PLC                  1,729,690       3,741,426
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 3.8%
 ............................................................
BTR PLC                            1,110,490       2,272,717
 ............................................................
Tomkins PLC                        1,300,520       6,123,913
 ............................................................
Williams PLC                         468,041       2,628,350
 ..................... ......................     -----------
                                                  11,024,980
------------------------------------------------------------

                                    Shares         Value
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.5%
 ............................................................
TI Group PLC                         782,750    $  4,223,073
------------------------------------------------------------
FOOD & BEVERAGES -- 1.4%
 ............................................................
Allied Domecq PLC                    442,510       4,023,822
------------------------------------------------------------
FOOD PRODUCERS -- 0.6%
 ............................................................
Hillsdown Holdings PLC             1,392,245       1,760,576
------------------------------------------------------------
INSURANCE -- 2.6%
 ............................................................
Allied Zurich AG PLC #               250,635       3,751,184
 ............................................................
CGU PLC                              244,040       3,814,901
 ..................... ......................     -----------
                                                   7,566,085
------------------------------------------------------------
RETAIL -- FOOD CHAINS -- 1.4%
 ............................................................
Tesco PLC                          1,414,710       4,060,524
------------------------------------------------------------
TOBACCO -- 0.8%
 ............................................................
B.A.T. Industries PLC                275,855       2,446,954
------------------------------------------------------------
UTILITY -- ELECTRIC -- 0.9%
 ............................................................
Powergen PLC                         202,000       2,661,964
 ..................... ......................     -----------
                                                  69,497,911
Total United Kingdom
 ..................... ......................     -----------
Total common stocks                              271,636,647
  (cost $273,799,897)
------------------------------------------------------------

                                   Principal
CASH EQUIVALENTS -- 6.2%              Amount
-----------------------------------------------------------
Vista Institutional Prime
  Money Market Fund              $17,995,273     17,995,273
 ..................... ......................
                                                -----------
Total cash equivalents
  (cost $17,995,273)                             17,995,273
-----------------------------------------------------------
Total investments -- 100.1%
  (cost $291,795,170)                           289,631,920
 ...........................................................
Liabilities in excess of other
  assets -- (0.1)%                                 (496,962)
 ..................... ......................
                                               ------------
Total net assets -- 100.0%                     $289,134,958
-----------------------------------------------------------

# -- Non-income producing security.

                     See Notes to the Financial Statements

Financial Statements -- December 31, 1998
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                              INTERNATIONAL
                                                                   VIP
                                                              -------------
ASSETS:
  Investments, at value*....................................  $289,631,920
  Foreign currency**........................................       320,385
  Dividends and interest receivable.........................       452,757
  Organizational expenses, net of accumulated
     amortization...........................................        16,917
  Prepaid expenses..........................................         1,345
                                                              ------------
       Total assets.........................................   290,423,324
                                                              ------------
LIABILITIES:
  Payable to Advisor........................................       178,629
  Payable for forward currency exchange contracts...........       157,797
  Payable for investments purchased.........................       634,648
  Accrued expenses and other liabilities....................       317,292
                                                              ------------
       Total liabilities....................................     1,288,366
                                                              ------------
       Net assets...........................................  $289,134,958
                                                              ============
NET ASSETS CONSIST OF:
  Paid in capital...........................................  $294,944,329
  Undistributed net investment income.......................        62,996
  Undistributed net realized loss on securities and foreign
     currency transactions..................................    (3,646,344)
  Net unrealized depreciation of securities and foreign
     currency...............................................    (2,226,023)
                                                              ------------
       Net assets...........................................  $289,134,958
                                                              ============
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of no par value
     authorized)............................................    30,379,778
  Net asset value per share (offering and redemption
     price).................................................  $       9.52
                                                              ============
 *Cost of Investments.......................................  $291,795,170
                                                              ============
**Cost of Foreign Currency..................................  $    314,263
                                                              ============

                     See Notes to the Financial Statements

Financial Statements -- Period Ended December 31, 1998
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                              INTERNATIONAL
                                                                   VIP
                                                              PORTFOLIO(1)
                                                              -------------
INVESTMENT INCOME
  Income*
     Dividends..............................................   $ 2,909,676
     Interest...............................................           110
                                                               -----------
          Total income......................................     2,909,786
                                                               -----------
  Expenses
     Advisory fee...........................................     1,019,881
     Legal and auditing fees................................        38,457
     Custodian fees and expenses............................       107,772
     Accounting and transfer agent fees and expenses........        44,148
     Administration fee.....................................        53,644
     Trustees' fees and expenses............................        49,015
     Reports to shareholders................................        34,205
     Registration fees......................................        80,472
     Amortization of organizational expenses................         1,546
     Other expenses.........................................           874
                                                               -----------
          Total expenses....................................     1,430,014
                                                               -----------
  Net investment income.....................................     1,479,772
                                                               -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
     Net realized loss on securities and foreign currency
      transactions..........................................    (3,884,261)
     Net change in unrealized depreciation of securities and
      foreign currency......................................    (2,226,023)
                                                               -----------
  Net loss on investments...................................    (6,110,284)
                                                               -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $(4,630,512)
                                                               ===========

*Net of Foreign Taxes Withheld..............................   $   304,486
                                                               ===========

(1) For the period June 10, 1998 (commencement of operations) through December 31, 1998.

                     See Notes to the Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                    INTERNATIONAL VIP
                                                                        PORTFOLIO
                                                                -------------------------
                                                                     June 10, 1998**
                                                                through December 31, 1998
                                                                -------------------------
OPERATIONS:
     Net investment income..................................          $  1,479,772
     Net realized loss on securities and foreign currency
      transactions..........................................            (3,884,261)
     Net change in unrealized depreciation of securities and
      foreign currency......................................            (2,226,023)
                                                                      ------------
          Net decrease in net assets resulting from
           operations.......................................            (4,630,512)
                                                                      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income..................................            (1,179,786)
                                                                      ------------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold..........................           299,085,362
     Shares issued in connection with payment of dividends
      and distributions.....................................             1,179,786
     Cost of shares redeemed................................            (5,319,892)
                                                                      ------------
          Net increase in net assets from Fund share
           transactions.....................................           294,945,256
                                                                      ------------
Total increase in net assets................................           289,134,958
NET ASSETS:
     Beginning of period....................................                    --
                                                                      ------------
     End of period*.........................................          $289,134,958
                                                                      ============
*Including undistributed net investment income of:                    $     62,996
                                                                      ============
CHANGES IN SHARES OUTSTANDING:
     Shares sold............................................            30,816,414
     Shares issued in connection with payment of dividends
      and distributions.....................................               125,916
     Shares redeemed........................................              (562,552)
                                                                      ------------
          Net increase......................................            30,379,778
                                                                      ============
** Commencement of operations.

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 1998

NOTE 1.

ACCOUNTING POLICIES. The International VIP Portfolio (the "Fund") is a series of Hotchkis and Wiley Variable Trust (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on February 4, 1997 and registered under the Investment Company Act of 1940. The Fund commenced operations on June 10, 1998. The Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. Shares of the Fund are not offered to the general public but may only be purchased by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts and/or variable life insurance contracts. In addition to the Fund, the Trust offers the Equity Income VIP Portfolio, the Low Duration VIP Portfolio and the Total Return VIP Portfolio (collectively, the "Funds"). The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

ORGANIZATIONAL EXPENSES: Expenses incurred by the Trust in connection with the organization, registration and the initial public offering of shares are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Trust's commencement of operations. These costs were advanced by the Advisor and will be reimbursed by the Trust. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 1998

income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising from trade date and settlement date differences.

FORWARD CURRENCY EXCHANGE CONTRACTS: The Fund utilizes forward currency exchange contracts for the purpose of hedging foreign currency risk. Under these contracts, they are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counter-parties to meet the terms of their contracts and from movements in currency values.

FEDERAL INCOME TAXES: It is the Fund's intent to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid semi-annually. Distributions of net realized capital gains, if any, will be declared at least annually.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2.

INVESTMENT ADVISORY AGREEMENT The Fund has an investment advisory agreement with the Advisor, with whom certain officers and Trustees of the Trust are affiliated. The Advisor is a division of Merrill Lynch Asset Management, L.P., an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. The Advisor receives a fee, computed daily and payable

--------------------------------------------------------------------------------

monthly, at the annual rate of 0.75% as applied to the Fund's daily net assets. The Advisor has voluntarily agreed to pay all operating expenses in excess of 1.35% as applied to the Fund's daily net assets.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Funds has adopted procedures which allow the Fund, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.

SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the period ended December 31, 1998 were $326,422,822 and $48,920,665, respectively.

As of December 31, 1998, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                   Net Appreciation       Appreciated       Depreciated
Fund                                                (Depreciation)        Securities         Securities
--------------------------------------------------------------------------------------------------------
INTERNATIONAL VIP PORTFOLIO....................      $(4,087,155)         $23,654,334       $(27,741,489)

At December 31, 1998, the cost of investments for federal income tax purposes was $293,719,075. The difference between book and tax is due primarily to wash sale losses and mark-to-market adjustments for passive foreign investment companies.

As December 31, 1998, the Fund had accumulated net realized capital loss carryovers of $3,178,827, expiring in 2006. To the extent that Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

NOTE 4.

FORWARD CURRENCY EXCHANGE CONTRACT. At December 31, 1998, the Fund had entered into a "portfolio hedge" forward currency exchange contract that obligates the Fund to deliver and receive currency at a specified future date. The net unrealized depreciation of $61,576 is included in the net unrealized depreciation section of the accompanying financial statements. The terms of the open contract is as follows:

                                Currency to             U.S. $ value at            Currency to             U.S. $ value at
Settlement Date                 be Delivered           December 31, 1998           be Received            December 31, 1998
---------------------------------------------------------------------------------------------------------------------------
4/30/99                 42,905,100 Hong Kong Dollars      $5,530,510       42,905,100 Hong Kong Dollars      $5,468,934

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 1998

NOTE 5.

FEDERAL TAX DISCLOSURE (UNAUDITED). The Fund intends to make an election under Internal Revenue Code Section 853 to pass through non-U.S. taxes paid by the Fund to its shareholders. Non-U.S. taxes paid by the Fund for the period ended 12/31/98 were $288,516. Foreign source income earned by the Fund for the period ended 12/31/98 was $1,890,256. Shareholders are entitled to claim a credit for foreign taxes or a deduction, generally at their option.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    INTERNATIONAL
                                                                    VIP PORTFOLIO
                                                              -------------------------
                                                                   June 10, 1998*
                                                              through December 31, 1998
                                                              -------------------------
Net Asset Value, Beginning of Period........................              $10.00
  Income from Investment Operations:
    Net investment income...................................                0.04
    Net realized and unrealized loss on investments.........               (0.48)
                                                                          ------
    Total from investment operations........................               (0.44)
                                                                          ------
  Less Distributions:
    Dividends (from net investment income)..................               (0.04)
                                                                          ------
Net Asset Value, End of Period..............................              $ 9.52
                                                                          ======
Total Return(1).............................................               (4.38)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period...................................        $289,134,958
Ratio of expenses to average net assets(2)..................                1.05%
Ratio of net investment income to average net assets(2).....                1.09%
Portfolio turnover rate(1)..................................                  24%

* Commencement of operations.
(1) Not annualized.
(2) Annualized.

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Hotchkis and Wiley Variable Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the International VIP Portfolio (one of the four portfolios of Hotchkis and Wiley Variable Trust, the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period June 10, 1998 (commencement of operations) through December 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS

Milwaukee, Wisconsin
February 18, 1999